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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Raich
Title: President
Phone: 212-230-9800

Signature, Place, and Date of Signing:


           /s/ Robert Raich             New York, New York    February 14, 2011
-------------------------------------   ------------------   -------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   90

Form 13F Information Table Value Total:   $582,972 (thousands)

List of Other Included Managers: NONE

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                                    Form 13F
                                Information Table

                                                                                                        Voting Authority
                                                         Value   Shares/  Sh/ Put/ Invstmt   Other  -----------------------
Name of Issuer               Title of class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole   Shared  None
--------------               --------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ------
AVATAR HLDGS INC             NOTE 4.500% 4/0 053494AF7    1,809 1,805,000 PRN      Sole             1,805,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1 165167BZ9      223   250,000 PRN      Sole               250,000
HOLOGIC INC                  FRNT 2.000%12/1 436440AA9    4,344 4,639,000 PRN      Sole             4,639,000
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3 451055AB3      226   225,000 PRN      Sole               225,000
MASCO CORP                      NOTE 7/2     574599BB1      265   510,000 PRN      Sole               510,000
NASDAQ OMX GROUP INC         NOTE 2.500% 8/1 631103AA6      495   500,000 PRN      Sole               500,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1      492   500,000 PRN      Sole               500,000
ABBOTT LABS                        COM       002824100      243     5,079 SH       Sole                 5,079
ACE LTD                            SHS       H0023R105   29,447   473,048 SH       Sole               444,858        28,190
ALLERGAN INC                       COM       018490102    1,624    23,655 SH       Sole                23,655
ALTRIA GROUP INC                   COM       02209S103    1,878    76,272 SH       Sole                76,272
AMERICAN EXPRESS CO                COM       025816109    1,137    26,487 SH       Sole                26,487
AMERICAN TOWER CORP               CL A       029912201      442     8,555 SH       Sole                 8,555
AON CORP                           COM       037389103   22,483   488,655 SH       Sole               455,185        33,470
APACHE CORP                        COM       037411105   25,066   210,232 SH       Sole               196,872        13,360
APPLE INC                          COM       037833100    2,135     6,620 SH       Sole                 6,620
AUTOMATIC DATA PROCESSING IN       COM       053015103    1,732    37,416 SH       Sole                37,416
AXIS CAPITAL HOLDINGS              SHS       G0692U109   13,397   373,385 SH       Sole               370,105         3,280
BANK OF NEW YORK MELLON CORP       COM       064058100      663    21,967 SH       Sole                21,967
BAXTER INTL INC                    COM       071813109   20,635   407,642 SH       Sole               377,912        29,730
BERKSHIRE HATHAWAY INC DEL        CL A       084670108      602         5 SH       Sole                     5
BERKSHIRE HATHAWAY INC DEL      CL B NEW     084670702    1,023    12,770 SH       Sole                12,770
BIOGEN IDEC INC                    COM       09062X103      468     6,980 SH       Sole                 6,980
BROADRIDGE FINL SOLUTIONS IN       COM       11133T103   15,223   694,167 SH       Sole               652,017        42,150
CELGENE CORP                       COM       151020104    1,837    31,057 SH       Sole                31,057
CHECK POINT SOFTWARE TECH LT       ORD       M22465104   26,151   565,300 SH       Sole               527,600        37,700
CHEVRON CORP NEW                   COM       166764100    1,032    11,307 SH       Sole                11,307
CHUBB CORP                         COM       171232101    8,283   138,879 SH       Sole               121,579        17,300
CISCO SYS INC                      COM       17275R102    2,123   104,950 SH       Sole               104,950
COCA COLA CO                       COM       191216100      345     5,252 SH       Sole                 5,252
COLGATE PALMOLIVE CO               COM       194162103      213     2,646 SH       Sole                 2,646
COMCAST CORP NEW                  CL A       20030N101   27,006 1,229,214 SH       Sole             1,138,239        90,975
CONOCOPHILLIPS                     COM       20825C104    1,190    17,468 SH       Sole                17,468
COOPER INDUSTRIES PLC              SHS       G24140108   11,020   189,052 SH       Sole               176,772        12,280
CROWN CASTLE INTL CORP             COM       228227104    2,545    58,075 SH       Sole                58,075
CVS CAREMARK CORPORATION           COM       126650100   19,111   549,637 SH       Sole               509,337        40,300
DEVON ENERGY CORP NEW              COM       25179M103   17,541   223,427 SH       Sole               205,437        17,990
DISNEY WALT CO                  COM DISNEY   254687106   13,958   372,115 SH       Sole               348,215        23,900
DOMINION RES INC VA NEW            COM       25746U109      243     5,682 SH       Sole                 5,682
EMERSON ELEC CO                    COM       291011104      243     4,250 SH       Sole                 4,250
ENCANA CORP                        COM       292505104      247     8,485 SH       Sole                 8,485
EXXON MOBIL CORP                   COM       30231G102    3,041    41,594 SH       Sole                41,594
F M C CORP                       COM NEW     302491303   11,929   149,315 SH       Sole               138,815        10,500
FAUQUIER BANKSHARES INC VA         COM       312059108      233    18,000 SH       Sole                18,000
FLEXIBLE SOLUTIONS INTL INC        COM       33938T104      538   420,600 SH       Sole               420,600
GENERAL ELECTRIC CO                COM       369604103      249    13,589 SH       Sole                13,589
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105      669    17,045 SH       Sole                17,045

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
GOLDCORP INC NEW                   COM       380956409      447     9,730 SH       Sole                 9,730
GOLDMAN SACHS GROUP INC            COM       38141G104      332     1,975 SH       Sole                 1,975
GOOGLE INC                        CL A       38259P508   26,020    43,807 SH       Sole                41,237         2,570
HOLOGIC INC                        COM       436440101   15,350   815,636 SH       Sole               743,526        72,110
IMAX CORP                          COM       45245E109    5,737   204,370 SH       Sole               190,890        13,480
INTEL CORP                         COM       458140100      660    31,379 SH       Sole                31,379
INTERNATIONAL BUSINESS MACHS       COM       459200101    1,702    11,598 SH       Sole                11,598
JABIL CIRCUIT INC                  COM       466313103    1,687    83,972 SH       Sole                83,972
JOHNSON & JOHNSON                  COM       478160104    6,400   103,481 SH       Sole                77,881        25,600
JPMORGAN  CHASE & CO               COM       46625H100    1,998    47,100 SH       Sole                47,100
KINDER MORGAN MANAGEMENT LLC       SHS       49455U100   20,369   304,565 SH       Sole               281,033        23,532
KOHLS CORP                         COM       500255104    1,673    30,790 SH       Sole                30,790
KRAFT FOODS INC                   CL A       50075N104    3,215   102,039 SH       Sole                62,979        39,060
LABORATORY CORP AMER HLDGS       COM NEW     50540R409      213     2,420 SH       Sole                 2,420
LIFE TECHNOLOGIES CORP             COM       53217V109   25,466   458,850 SH       Sole               423,660        35,190
MARKEL CORP                        COM       570535104      682     1,803 SH       Sole                 1,803
MERCK & CO INC NEW                 COM       58933Y105      960    26,631 SH       Sole                26,631
MICROSOFT CORP                     COM       594918104   22,326   799,927 SH       Sole               735,847        64,080
ORACLE CORP                        COM       68389X105   25,714   821,545 SH       Sole               777,875        43,670
PEPSICO INC                        COM       713448108      399     6,100 SH       Sole                 6,100
PFIZER INC                         COM       717081103      195    11,116 SH       Sole                11,116
PHILIP MORRIS INTL INC             COM       718172109    3,759    64,227 SH       Sole                64,227
PROCTER & GAMBLE CO                COM       742718109    2,143    33,305 SH       Sole                33,305
REGIONS FINANCIAL CORP NEW         COM       7591EP100      392    56,016 SH       Sole                56,016
SCHLUMBERGER LTD                   COM       806857108    2,352    28,165 SH       Sole                28,165
ST JUDE MED INC                    COM       790849103   21,495   502,808 SH       Sole               469,738        33,070
STAPLES INC                        COM       855030102      312    13,700 SH       Sole                13,700
STATE STR CORP                     COM       857477103   18,032   389,119 SH       Sole               363,019        26,100
STRYKER CORP                       COM       863667101      729    13,578 SH       Sole                13,578
TARGET CORP                        COM       87612E106    1,577    26,230 SH       Sole                26,230
THERMO FISHER SCIENTIFIC INC       COM       883556102   22,711   410,237 SH       Sole               385,697        24,540
TIME WARNER INC                  COM NEW     887317303   10,442   324,585 SH       Sole               292,869        31,716
UNILEVER PLC                  SPON ADR NEW   904767704   17,218   557,590 SH       Sole               557,590
UNION BANKSHARES INC               COM       905400107    2,744   150,867 SH       Sole               150,867
WALGREEN CO                        COM       931422109      351     9,000 SH       Sole                 9,000
WEATHERFORD INTERNATIONAL LT       REG       H27013103      223     9,775 SH       Sole                 9,775
WELLS FARGO & CO NEW               COM       949746101      355    11,460 SH       Sole                11,460
WESTERN UN CO                      COM       959802109   17,926   965,296 SH       Sole               897,826        67,470
ISHARES TR                   RUSSELL1000GRW  464287614      463     8,080 SH       Sole                 8,080
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104      206     3,780 SH       Sole                 3,780
SPDR GOLD TRUST                 GOLD SHS     78463V107      874     6,300 SH       Sole                 6,300
SPDR S&P 500 ETF TR              TR UNIT     78462F103    1,045     8,310 SH       Sole                 8,310
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF   922042858      279     5,790 SH       Sole                 5,790